Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	$ (32,512)	$ (27,442)	$ (52,488)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	18,793	12,590	13,634
Total realized and unrealized losses on derivative instruments	(13,719)	(14,852)	(38,854)
Interest Rate Swap Agreements
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(8,296)	(13,898)	(53,921)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(7,878)	33,700	17,005
Interest rate swap agreement terminations
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	(13,681)	(610)
Foreign currency forward contracts
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(147)	0	667
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(200)	0	3,925
Stock Purchase Warrants
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(25,559)	0	0
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	26,900	(21,053)	(6,421)
Time-charter Swap Agreement
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	0	1,106
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	0	0	(875)
Forward freight agreements
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	1,490	137	270
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ (29)	$ (57)	$ 0